Capital stock	12 Months Ended
Dec. 31, 2022
Capital stock
Capital stock

11.Capital stock

Omnibus Equity Incentive Plan

On April 29, 2021, the Company adopted a new omnibus equity incentive plan (the “Omnibus Equity Incentive Plan”) by way of a Shareholder Resolution. The Omnibus Equity Incentive Plan is a “rolling” plan that, subject to certain adjustment provisions, provides that the aggregate maximum number of Common Shares that may be issued upon the exercise or settlement of awards granted under the Omnibus Equity Incentive Plan shall not exceed 10% of the Company’s issued and outstanding Common Shares from time to time. The Omnibus Equity Incentive Plan is considered an “evergreen” plan, since the Common Shares covered by awards that have been exercised, settled or terminated shall be available for subsequent grants under the Omnibus Equity Incentive Plan, and the number of awards available to grant increases as the number of issued and outstanding Common Shares increases. As such, the Omnibus Equity Incentive Plan must be approved by the majority of the Company’s Board and its Shareholders every three years following its adoption pursuant to the requirements of the TSX.

Under the Omnibus Equity Incentive Plan, the Company is able to grant equity-based incentive awards in the form of stock options, restricted share units (“RSUs”), performance share units (“PSUs”) and deferred share units (“DSUs”). All future grants of equity-based awards will be made pursuant to the Omnibus Equity Incentive Plan, and no further equity-based awards will be made pursuant to the Company’s Stock Option Plan, DSU plan, and Stock Appreciation Rights Plan (collectively, the “Legacy Plans”). The Legacy Plans will continue to be authorized for the sole purposes of facilitating the vesting and exercise of existing awards previously granted under the Legacy Plans. Once the existing awards granted under the Legacy Plans are exercised or terminated, the Legacy Plans will terminate and be of no further force or effect.

No equity incentive securities have been granted under the Legacy Plans for the year ended December 31, 2022 (2021 – nil and 2020 – 396,000).

Common shares

The Company’s authorized capital consists of an unlimited number of common shares with no par value. As at December 31, 2022, common shares of the Company were reserved as follows:

	Exercise price
	(CAD)	Expiry dates	Number outstanding
Options – Legacy Plan	$2.84 - $6.00	January 2023 – December 2023	123,750
	$2.20 - $3.10	January 2024 – December 2024	220,350
	$3.13	January 2025 – December 2025	376,000
Options – Omnibus Equity Incentive Plan	$2.80 - 8.84	January 2031 – June 2031	318,000
	$0.45 - 1.35	January 2032 – December 2032	805,947
Deferred share units – Legacy Plan	$1.20 - $2.10	N/A	66,667
Restricted share units – Omnibus Equity Incentive Plan	N/A	January 2024 – December 2024	16,667
	N/A	January 2031 – June 2031	168,017
	N/A	N/A	636,535
Performance share units – Omnibus Equity Incentive Plan	N/A	N/A	165,000

Warrants

During the year ended December 31, 2022, there were no warrants exercised (2021 - 1,123,878 and 2020 – 1,154,759) for $nil proceeds (2021 - $2,092,276 and 2020 - $1,859,963). During the year ended December 31, 2022, there were no warrants issued under the Legacy Plans (2021 and 2020 – nil).

As at December 31, 2022, there were no warrants outstanding other than those classified as derivative warrant liabilities in Note 10 (2021 – nil).

Stock option plan

The Company has an incentive stock option plan for its directors, officers, employees, and contractors. The Company’s legacy stock option plan allows for the granting of options (and DSUs as described below) up to an aggregate amount equal to 10% of the aggregate number of common shares of the Company outstanding. The options, which have a term not exceeding five years when issued, generally vest as follows:

●	1/3 at time of issue
●	1/3 after one year
●	1/3 after two years

Under the Omnibus Equity Incentive Plan, the stock options that are granted have a term not exceeding ten years when granted, and can be fully vested on date of grant or vest as follows:

●	1/3 after one year
●	1/3 after two years
●	1/3 after three years

During the year ended December 31, 2021, certain stock options granted included cash settlement alternatives at the discretion of the stock option holder, subject to the approval of the Company’s Plan Administrator. The option holder could elect to perform the following on the settlement date:

●	acquire common shares of the Company on a 1:1 basis to vested options
●	receive cash payment, net of withholding taxes, equal to vested options multiplied by the market price of common shares of the Company
●	acquire and receive a combination of common shares and cash payment, respectively, as noted above

Since the election and choice of settlement method lies with the stock option holder, which includes a cash settlement, the Company recorded the associated grants with this option as a cash-settled share-based payment and recorded a share-based payment liability, which is remeasured at each reporting period. On June 11, 2021, the Company initially recorded a share- based payment liability of $141,186 related to the 155,517 options that are deemed to be cash-settled share-based payments. As a result of additional vesting of the options as well as the result of remeasuring the options classified as cash-settled share-based payments related to the Omnibus Equity Incentive Plan at fair value, the Company recorded a gain on revaluation of options of $1,511,399 for the year ended December 31, 2022 (2021 - $1,028,055 and 2020 - $nil). As at December 31, 2022, the Company had no options outstanding that are to be cash-settled as these options were all forfeited.

As at December 31, 2022, 720,100 options were vested related to the Legacy Plan (2021 – 749,267 and 2020 – 770,283) with a weighted average exercise price of CAD $2.88 per share (2021 – CAD $3.16 and 200 - $2.62 ).

As at December 31, 2022, 486,864 options were vested related to the Omnibus Equity Incentive Plan (2021 – 46,500 and 2020 - nil) with a weighted average exercise price of CAD $1.67 per share (2021 – CAD $8.84 and 2020 - $nil).

During the year ended December 31, 2022, the Company granted 805,947 stock options respectively to directors, officers, employees, and contractors (2021 – 1,115,086 and 2020 – 396,000). The Company utilized the Black-Scholes option pricing model to fair value the stock options granted and included the following assumptions:

	Year ended December 31, 2022	Year ended December 31, 2021
	Omnibus Equity Incentive Plan	Omnibus Equity Incentive Plan
Fair value at grant date (CAD)	$0.20 - $ 0.81	$2.30 - $7.29
Share price at grant date (CAD)	$0.34 - $1.32	$2.80 - $8.93
Exercise price (CAD)	$0.45 - $1.35	$8.84 - $8.93
Expected volatility	62.5% - 72.3%	81.60% - 82.7%
Expected option life	5.5 – 6.5	10.0
Expected dividends	0%	0%
Risk-free interest rate (based on government bonds)	2.90% - 3.16%	1.38% - 1.43%

During the year ended December 31, 2022, nil options were exercised (2021 – 203,333 and 2020 – 92,500), for $nil proceeds (2021 - CAD$312,833 and 2020 – CAD$113,500). There were 886,253 stock options forfeited during the year ended December 31, 2022 (2021 and 2020 – nil) and 72,000 stock options that expired during the year ended December 31, 2022 (2021 – 33,333 and 2020 – 53,667).

The following information applies to stock options outstanding per the Legacy Plan as at December 31, 2022, along with their respective exercise prices and related weighted average remaining contractual life:

		Weighted average
Range of exercise		remaining	Weighted average		Weighted average
prices	Options	contractual	exercise price	Options	exercise price
(CAD)	outstanding	life	(CAD)	exercisable	(CAD)
$2.84 – $6.00	123,750	0.9 years	$3.01	123,750	$3.01
$2.20 - $3.10	220,350	1.5 years	$2.37	220,350	$2.37
$3.13	376,000	2.3 years	$3.13	376,000	$3.13
	720,100	1.8 years	$2.88	720,100	$2.88

The following information applies to stock options outstanding per the Omnibus Equity Incentive Plan as at December 31, 2022, along with their respective exercise prices and related weighted average remaining contractual life:

		Weighted	Weighted		Weighted
Range of exercise		average	average exercise		average exercise
prices	Options	remaining	price	Options	price
(CAD)	outstanding	contractual life	(CAD)	exercisable	(CAD)
$2.80 - $8.84	318,000	8.9 years	$3.25	118,000	$3.82
$0.45 – $1.35	805,947	9.7 years	$0.92	368,864	$0.98
	1,123,947	9.5 years	$1.58	486,864	$1.67

Deferred Share Units Plan

The Company established a DSU Plan to provide non-employee directors to participate in the long-term success of the Company. DSUs are fully vested upon being granted.

The Board of Directors may grant DSUs (and the number of options to purchase shares described above) up to a maximum of 10% of common shares outstanding and up to a maximum of 100,000 units.

Maximum allowable grants under the option and DSU plans in aggregate as at December 31, 2022 were 3,464,970 (2021 – 2,988,172 and 2020 – 2,359,143) of which 1,844,047 were outstanding stock options, 66,667 were outstanding DSUs, 821,219 were outstanding RSUs, and 165,000 of outstanding PSUs for a total of 2,896,933 (2021 – 2,259,036 and 2020 – 1,184,600).

The Company did not grant any DSU’s to Directors of the Company during the year ended December 31, 2022 (2021 and 2020 – nil).

Restricted Share Units Plan

Under the Omnibus Equity Incentive Plan, the Company established a RSU Plan. RSUs have a term not exceeding ten years to indefinite expiry when granted and can fully vest after one year, vest each month, or vest as follows:

●	1/3 after one year
●	1/3 after two years
●	1/3 after three years

During the year ended December 31, 2021, certain RSUs granted included cash settlement alternatives at the discretion of the RSU holder, subject to the approval of the Company’s Plan Administrator. The RSU holder could elect to perform the following on the settlement date:

●	acquire common shares of the Company on a 1:1 basis to vested RSUs
●	receive cash payment, net of withholding taxes, equal to vested RSUs multiplied by the market price of common shares of the Company
●	acquire and receive a combination of common shares and cash payment, respectively, as noted above

Certain RSUs issued by the Company included the choice of settlement method lies with the RSU holder, which includes a cash settlement, the Company has recorded the associated RSU grants as a cash settled share-based payments and recorded a share-based payment liability.  As at December 31, 2022, there are 155,517 RSUs outstanding that are classified as cash-settled share-based payments.

As a result of remeasuring the RSUs classified as cash-settled share-based payments related to the Omnibus Equity Incentive Plan at fair value, the Company recorded a gain of $550,260 for the year ended December 31, 2022 (2021 – $242,595 and 2020 - $nil). The RSUs were valued at the following fair values:

	Year ended December 31, 2022	Year ended December 31, 2021
	Omnibus Equity Incentive Plan	Omnibus Equity Incentive Plan
Fair value (CAD)	$0.36	$3.11
Share price (CAD)	$0.36	$3.11

During the year ended December 31, 2022, 803,463 RSUs were granted to directors, officers, employees, and contractors (2021 – 1,023,378 and 2020 - nil) which are equity accounted for. 689,469 RSUs were vested and 175,261 RSUs were exercised for the year ended December 31, 2022 (2021 – 842,861 vested and 827,361 RSUs exercised and 2020 – nil). The Company recorded the RSUs granted which have a zero exercise price at the following fair values:

	Year ended December 31, 2022	Year ended December 31, 2021
	Omnibus Equity Incentive Plan	Omnibus Equity Incentive Plan
Fair value (CAD)	$0.35 - $1.32	$2.75 - $8.93
Share price (CAD)	$0.35 - $1.32	$2.75 - $8.93

Performance Share Units Plan

Under the Omnibus Equity Incentive Plan, the Company established a PSU Plan. The PSUs have an indefinite term when granted and vest 100% after one year if the performance vesting conditions are met. As at December 31, 2022, the Company has determined that it is probable that the performance vesting condition will be met by the respective employees.

On May 16, 2022, 195,000 PSUs were granted to employees, of which 30,000 shares were forfeited during the year ended December 31, 2022. The PSUs were recorded at the fair value on the day of the grant. The PSUs were valued at the following fair value:

Year ended December 31, 2022
Omnibus Equity
Incentive Plan
Fair value (CAD)	$1.32
Share price (CAD)	$1.32